Income tax benefit - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (12,765)	$ (10,568)	$ (6,344)
Tax at the statutory tax rate of 27.5%	(3,511)	(2,906)	(1,745)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Impact of foreign tax rate differential
Research and Development claim	280	394	605
Capitalised expenses
Employee option plan	72	67	45
Gain/loss on revaluation of contingent consideration	131	17	(401)
Other non-deductible expenses
Tax effect amounts which are not deductible/(taxable) in calculating taxable income	(3,028)	(2,428)	(1,496)
Prior year tax losses not recognised now recouped
Tax losses and timing differences not recognised	2,730	2,130	1,191
Income tax benefit	(298)	(298)	(305)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	67,430	57,050	50,331
Potential tax benefit	18,543	15,689	13,841
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	1,570	2,366	2,525
Potential tax benefit	$ 330	$ 497	$ 530